Significant Accounting policies, Intangible Assets (Details)	12 Months Ended
Oct. 31, 2019
Computer Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Computer Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	7 years
Product Development Costs [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Purchased Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Purchased Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	7 years
Technology [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Technology [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	12 years
Trade Names [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 years
Trade Names [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	20 years
Customer Relationships [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	2 years
Customer Relationships [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	15 years
Lease Contracts [Member]
Intangible assets [Abstract]
Estimated useful lives	Term of the lease agreement